Cover	Jan. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	001-35023
Entity Registrant Name	iBio, Inc.
Entity Central Index Key	0001420720
Entity Tax Identification Number	26-2797813
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8800 HSC Parkway
Entity Address, City or Town	Bryan
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77807
City Area Code	(979)
Local Phone Number	446-0027
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	IBIO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false